Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Total property and equipment	$ 9,836	$ 9,128	$ 5,682
Less accumulated depreciation and amortization	(5,834)	(4,969)	(3,769)
Property and equipment, net	4,002	4,159	1,913
Laboratory Equipment
Property Plant And Equipment [Line Items]
Total property and equipment	5,832	5,466	4,603
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total property and equipment	3,294	2,989	598
Computer Equipment
Property Plant And Equipment [Line Items]
Total property and equipment	316	308	244
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property and equipment	$ 394	$ 365	$ 237